AXP(R) Cash
                                                                Management Fund

                                                         2001 SEMIANNUAL REPORT

(icon of) clock

AXP Cash Management Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

A Cache for Cash

Keeping a portion of your investment portfolio in a cash reserve is a cornerstone of a sound financial strategy. And a money market mutual fund that stresses stability of your investment principal and easy access when you need it is an excellent way to meet that need. That's what AXP Cash Management Fund is all about.

CONTENTS

From the Chairman                   3
From the Portfolio Manager          3
Fund Facts                          5
Financial Statements                6
Notes to Financial Statements       9
Investments in Securities          16

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Terry L. Seierstad
Terry L. Seierstad
Portfolio manager

From the Portfolio Manager
AXP Cash Management Fund's yield fell slightly during the first half of the fiscal year -- August 2000 through January 2001 -- reflecting a decline in short-term interest rates. For the six months, the return for the Fund's Class A shares was 3.10% and the seven-day yield was 5.61%. (The yield more closely reflects the current earnings of the money market fund than does total return.) In keeping with its objective, the Fund maintained a $1 per share price throughout the period.

(An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.)

SLOWER GROWTH, LOWER RATES
Although the economy continued to grow during the second half of 2000, there were indications that the rate of growth was beginning to slow down. In fact, by the end of the year, some observers were even suggesting that a recession was imminent. While it refrained from joining the recession debate, the Federal Reserve (the Fed) made its concern about the economy's health clear when it reduced short-term interest rates in early January, then followed that up with another rate cut at the end of the month.

(By way of background, the Fed adjusts short-term interest rates based largely on the condition of the economy and the inflation outlook. When the economy appears weak and inflation is low, the Fed usually lowers rates to stimulate economic growth. When the economy is especially strong and inflation threatens to pick up, the Fed usually raises rates to temper economic growth and thereby keep inflation in check.)

In response to the slowing economy, issuers of commercial paper -- the core of the Fund's investment portfolio -- began offering lower interest rates on their securities in December, a trend that was reinforced by the Fed's rate cuts in January. As these new securities were added to the portfolio, the result was a gradual, modest decline in the Fund's yield.

As for changes to the portfolio, in anticipation of the drop in short-term interest rates I substantially lengthened the average maturity of the portfolio during the winter. Assuming my expectation of additional rate cuts in the months ahead proves correct, the longer maturity should help shore up the Fund's yield over the rest of the fiscal year.

Terry L. Seierstad

Fund Facts
Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                      $1.00
July 31, 2000                                      $1.00
Increase                                           $  --

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                        $0.03
From long-term capital gains                       $  --
Total distributions                                $0.03
Total return*                                     +3.10%
7-day yield                                       +5.61%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                      $1.00
July 31, 2000                                      $1.00
Increase                                           $  --

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                        $0.03
From long-term capital gains                       $  --
Total distributions                                $0.03
Total return*                                     +2.72%
7-day yield                                       +4.85%**

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                      $1.00
July 31, 2000                                      $1.00
Increase                                           $  --

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                        $0.03
From long-term capital gains                       $  --
Total distributions                                $0.03
Total return*                                     +2.83%
7-day yield                                       +4.77%**

Class Y -- 6-month performance
(All figures per share)
Net asset value (NAV)
Jan. 31, 2001                                      $1.00
July 31, 2000                                      $1.00
Increase                                           $  --

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                        $0.03
From long-term capital gains                       $  --
Total distributions                                $0.03
Total return*                                     +3.11%
7-day yield                                       +5.62%**

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
** The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.

Financial Statements

Statement of assets and liabilities

AXP Cash Management Fund
Jan. 31, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)
     (identified cost $6,422,989,508)                           $ 6,422,989,508
Cash in bank on demand deposit                                       15,477,833
Accrued interest receivable                                           5,541,889
                                                                      ---------
Total assets                                                      6,444,009,230
                                                                  -------------
Liabilities
Dividends payable to shareholders                                     5,611,692
Accrued investment management services fee                               53,474
Accrued distribution fee                                                  5,259
Accrued transfer agency fee                                              35,237
Accrued administrative services fee                                       4,036
Other accrued expenses                                                  213,206
                                                                        -------
Total liabilities                                                     5,922,904
                                                                      ---------
Net assets applicable to outstanding capital stock               $6,438,086,326
                                                                 ==============
Represented by
Capital stock -- $.01 par value (Note 1)                         $   64,381,921
Additional paid-in capital                                        6,373,745,251
Accumulated net realized gain (loss)                                    (40,846)
                                                                        -------
Total -- representing net assets
     applicable to outstanding capital stock                     $6,438,086,326
                                                                 ==============
Net assets applicable to outstanding shares:
                  Class A                                        $6,003,857,010
                  Class B                                        $  252,836,612
                  Class C                                        $      396,059
                  Class Y                                        $  180,996,645
Net asset value per share of outstanding capital stock:
                  Class A shares       6,003,757,707             $         1.00
                  Class B shares         252,968,518             $         1.00
                  Class C shares             396,074             $         1.00
                  Class Y shares         181,069,816             $         1.00
See accompanying notes to financial statements.

Statement of operations

AXP Cash Management Fund
Six months ended Jan. 31, 2001 (Unaudited)

Investment income
Income:
Interest                                                          $203,578,978
                                                                  ------------
Expenses (Note 2):
Investment management services fee                                   9,288,348
Distribution fee
     Class B                                                           876,448
     Class C                                                               580
Transfer agency fee                                                  5,741,667
Incremental transfer agency fee
     Class A                                                           487,507
     Class B                                                            21,452
     Class C                                                                15
Administrative services fees and expenses                              734,846
Compensation of board members                                           11,525
Custodian fees                                                         200,129
Printing and postage                                                   744,762
Registration fees                                                      381,014
Audit fees                                                              17,875
Other                                                                    7,081
                                                                         -----
Total expenses                                                      18,513,249
     Earnings credits on cash balances (Note 2)                       (694,255)
                                                                      --------
Total net expenses                                                  17,818,994
                                                                    ----------
Investment income (loss)-- net                                     185,759,984
                                                                   -----------
Net increase (decrease) in net assets resulting
     from operations                                              $185,759,984
                                                                  ============

See accompanying notes to financial statements.



Statements of changes in net assets

AXP Cash Management Fund
                                                                          Jan. 31, 2001                  July 31, 2000
                                                                        Six months ended                   Year ended
                                                                           (Unaudited)
Operations and distributions
Investment income (loss)-- net                                           $   185,759,984                $  307,531,854
Net realized gain (loss)
     on security transactions                                                          --                           59
                                                                             ------------                 ------------
Net increase (decrease) in net assets
     resulting from operations                                               185,759,984                   307,531,913
Distributions to shareholders from:
     Net investment income
         Class A                                                            (174,801,559)                 (288,378,211)
         Class B                                                              (6,220,029)                  (11,576,576)
         Class C                                                                  (4,350)                          (12)
         Class Y                                                              (4,734,058)                   (7,577,042)
                                                                              ----------                    ----------
Total distributions                                                         (185,759,996)                 (307,531,841)
                                                                            ------------                  ------------

Capital share transactions at constant $1 net asset value
Proceeds from sales
         Class A shares                                                    8,450,649,498                17,844,618,875
         Class B shares                                                      198,308,897                   503,470,676
         Class C shares                                                          752,079                         2,000
         Class Y shares                                                      213,392,632                   214,230,305
Reinvestment of distributions at net asset value
         Class A shares                                                      175,325,692                   277,148,053
         Class B shares                                                        6,156,363                    10,999,787
         Class C shares                                                            3,929                             9
         Class Y shares                                                        4,813,065                     7,334,858
Payments for redemptions
         Class A shares                                                   (8,059,931,417)              (17,716,100,955)
         Class B shares                                                     (184,084,090)                 (473,855,132)
         Class C shares                                                         (361,943)                           --
         Class Y shares                                                     (178,749,074)                 (204,010,075)
                                                                            ------------                  ------------
Increase (decrease) in net assets
     from capital share transactions                                         626,275,631                   463,838,401
                                                                             -----------                   -----------
Total increase (decrease) in net assets                                      626,275,619                   463,838,473
Net assets at beginning of period                                          5,811,810,707                 5,347,972,234
                                                                           -------------                 -------------
Net assets at end of period                                              $ 6,438,086,326               $ 5,811,810,707
                                                                         ===============               ===============
Undistributed net investment income                                      $            --               $            12
                                                                         ---------------               ---------------

See accompanying notes to financial statements.


Notes to Financial Statements

AXP Cash Management Fund
(Unaudited as to Jan. 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests in money market securities. AXP Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 2,000 shares of capital stock at $1.00 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares have no sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $24.00
o Class B $25.00
o Class C $24.50
o Class Y $22.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for distribution services.

Sales charges received by the Distributor for distributing Fund shares were $728,535 for Class B and $387 for Class C for the six months ended Jan. 31, 2001.

During the six months ended Jan. 31, 2001, the Fund's custodian and transfer agency fees were reduced by $694,255 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost  of  purchases   and   proceeds   from  sales  of   securities   aggregated
$18,077,688,822 and $17,451,698,000, respectively, for the six months ended Jan. 31, 2001. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Jan. 31, 2001.

5. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.



6. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended July 31,
Per share income and capital changes(a)

                                                                            Class A
                                                   2001(b)        2000        1999       1998        1997
Net asset value, beginning of period                $1.00         $1.00      $1.00      $1.00       $1.00

Income from investment operations:

Net investment income (loss)                          .03           .05        .05        .05         .05

Less distributions:

Dividends from net investment income                 (.03)         (.05)      (.05)      (.05)       (.05)

Net asset value, end of period                      $1.00         $1.00      $1.00      $1.00       $1.00

Ratios/supplemental data

Net assets, end of period (in millions)            $6,004        $5,438     $5,032     $3,926      $3,094

Ratio of expenses to average daily net assets(c)     .57%(d)       .58%       .57%       .56%        .58%

Ratio of net investment income (loss)
     to average daily net assets                    6.04%(d)      5.37%      4.65%      5.15%       4.96%

Total return(e)                                     3.10%         5.55%      4.71%      5.34%       5.06%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.




Fiscal period ended July 31,
Per share income and capital changes(a)
                                                                           Class B
                                                   2001(b)        2000       1999       1998       1997
Net asset value, beginning of period                $1.00        $1.00      $1.00      $1.00      $1.00

Income from investment operations:

Net investment income (loss)                          .03          .05        .04        .04        .04

Less distributions:

Dividends from net investment income                 (.03)        (.05)      (.04)      (.04)      (.04)

Net asset value, end of period                      $1.00        $1.00      $1.00      $1.00      $1.00

Ratios/supplemental data

Net assets, end of period (in millions)              $253         $232       $192        $98       $147

Ratio of expenses to average daily net assets(c)    1.32%(d)     1.33%      1.32%      1.32%      1.34%

Ratio of net investment income (loss)
     to average daily net assets                    5.29%(d)     4.64%      3.88%      4.38%      4.14%

Total return(e)                                     2.72%        4.76%      3.94%      4.53%      4.27%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


Fiscal period ended July 31,
Per share income and capital changes(a)
                                                          Class C
                                                  2001(b)        2000(c)
Net asset value, beginning of period               $1.00          $1.00

Income from investment operations:

Net investment income (loss)                         .03             --

Less distributions:

Dividends from net investment income                (.03)            --

Net asset value, end of period                     $1.00          $1.00

Ratios/supplemental data

Net assets, end of period (in millions)              $--            $--

Ratio of expenses to average daily net assets(e)   1.32%(d)       1.33%(d)

Ratio of net investment income (loss)
     to average daily net assets                   5.43%(d)       6.10%(d)

Total return(f)                                    2.83%           .63%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Inception date was June 26, 2000.
(d) Adjusted to an annual basis.
(e) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(f) Total return does not reflect payment of a sales charge.



Fiscal period ended July 31,
Per share income and capital changes(a)
                                                                         Class Y
                                                 2001(b)       2000        1999       1998       1997
Net asset value, beginning of period              $1.00       $1.00       $1.00      $1.00      $1.00

Income from investment operations:

Net investment income (loss)                        .03         .05         .05        .05        .05

Less distributions:

Dividends from net investment income               (.03)       (.05)       (.05)      (.05)      (.05)

Net asset value, end of period                    $1.00       $1.00       $1.00      $1.00      $1.00

Ratios/supplemental data

Net assets, end of period (in millions)            $181        $142        $124        $72        $62

Ratio of expenses to average daily net assets(c)   .55%(d)     .57%        .56%       .56%       .58%

Ratio of net investment income (loss)
     to average daily net assets                  6.05%(d)    5.42%       4.64%      5.16%      4.96%

Total return(e)                                   3.11%       5.56%       4.72%      5.33%      5.06%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.



Investments in Securities

AXP Cash Management Fund
Jan. 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Certificates of deposit (8.4%)
Issuer                                                Annualized               Amount              Value(a)
                                                     yield on date           payable at
                                                      of purchase             maturity
Banque Nationale de Paris
     02-05-01                                            6.61%               $25,000,000           $25,000,000
     03-20-01                                            6.36                 30,000,000            30,000,000
     04-04-01                                            6.14                 30,000,000            30,000,000
     05-14-01                                            5.49                 25,000,000            25,000,000
     05-21-01                                            5.56                 30,000,000            30,000,000
     06-11-01                                            5.36                 25,000,000            25,000,000
     06-26-01                                            5.35                 25,000,000            25,000,000
     06-29-01                                            6.30                 25,000,000            25,000,000
     07-16-01                                            5.47                 25,000,000            25,000,000
     07-24-01                                            5.37                 30,000,000            30,000,000
Canadian Imperial Bank Yankee
     02-08-01                                            6.61                 21,000,000            21,000,000
     02-14-01                                            6.56                 30,000,000            30,000,000
Dresdner Bank Yankee
     02-06-01                                            6.62                 22,000,000            22,000,000
Morgan Guaranty
     04-16-01                                            6.80                 15,000,000            15,000,000
Westdeutsche Landesbank Girozentrale Yankee
     06-28-01                                            5.35                 26,000,000            26,000,000
Westdeutsche Landesbank Yankee
     02-01-01                                            6.64                 26,000,000            26,000,000
     02-02-01                                            6.61                 26,000,000            26,000,000
     03-29-01                                            6.28                 22,400,000            22,400,000
     05-31-01                                            5.25                 25,000,000            25,000,000
     06-13-01                                            5.45                 30,000,000            30,000,000
     06-29-01                                            5.37                 26,500,000            26,500,000

Total certificates of deposit
(Cost: $539,900,000)                                                                              $539,900,000

Commercial paper (89.%)
Issuer                                                Annualized               Amount              Value(a)
                                                     yield on date           payable at
                                                      of purchase             maturity
Automotive & related (5.3%)
DaimlerChrysler North America
     02-01-01                                            6.54%               $24,400,000           $24,400,000
     02-06-01                                            6.53                 21,000,000            20,980,983
     02-07-01                                            6.56                 15,000,000            14,983,625
     02-20-01                                            6.57                 27,000,000            26,906,663
     02-21-01                                            6.58                 26,500,000            26,403,422
     02-23-01                                            6.58                 24,000,000            23,903,933
Ford Motor Credit
     02-07-01                                            6.51                 32,200,000            32,165,117
     02-09-01                                            6.48                 28,000,000            27,959,742
     02-13-01                                            6.47                 25,000,000            24,946,167
     03-02-01                                            6.38                 28,000,000            27,856,772
     07-13-01                                            5.38                 30,000,000            29,291,250
Toyota Motor Credit
     02-14-01                                            6.37                 12,100,000(b)         12,072,210
     02-23-01                                            6.43                  2,200,000(b)          2,191,396
     03-09-01                                            6.27                 20,000,000(b)         19,875,400
     03-21-01                                            6.34                 30,000,000(b)         29,748,400
Total                                                                                              343,685,080

Banks and savings & loans (21.0%)
Abbey Natl North America
     04-04-01                                            5.54                 30,000,000            29,716,350
     04-26-01                                            5.49                 29,000,000            28,633,247
     07-09-01                                            5.29                 30,000,000            29,319,283
     07-09-01                                            5.36                 30,000,000            29,310,067
     07-10-01                                            5.41                 30,000,000            29,300,400
     07-17-01                                            5.45                 30,000,000            29,264,067
     07-26-01                                            5.32                 30,000,000            29,243,125
ABN Amro Canada
     02-01-01                                            6.57                 30,000,000            30,000,000
     02-02-01                                            6.56                 24,500,000            24,495,536
     02-08-01                                            6.56                 21,400,000            21,372,724
     04-24-01                                            5.52                 20,000,000            19,751,722
ABN Amro North America Finance
     07-18-01                                            5.30                 27,200,000            26,547,661
     07-18-01                                            5.31                 30,000,000            29,279,117
ANZ (Delaware)
     02-08-01                                            6.53                  4,900,000             4,893,788
Bank One Canada
     02-01-01                                            6.57                 30,000,000            29,999,999
     03-12-01                                            6.42                 26,000,000            25,820,438
     04-27-01                                            5.53                 29,000,000            28,626,142
BankAmerica/Nations Bank
     04-10-01                                            5.73                 30,000,000            29,999,999
     06-08-01                                            5.33                 30,000,000            29,999,999
     06-12-01                                            5.40                 27,000,000            27,000,000
     06-15-01                                            5.52                 20,000,000            20,000,000
     07-06-01                                            6.38                 25,000,000            25,000,000
BBV Finance (Delaware)
     07-11-01                                            5.35                 27,000,000            26,372,400
     07-11-01                                            5.36                  9,500,000             9,278,756
     07-12-01                                            5.37                 30,000,000            29,296,967
     07-16-01                                            5.46                 24,600,000            23,999,043
     07-18-01                                            5.37                 53,800,000            52,492,242
     07-23-01                                            5.31                 30,000,000            29,257,533
Commerzbank U.S. Finance
     02-01-01                                            6.47                 22,400,000            22,400,000
     04-03-01                                            6.10                 29,300,000            29,000,131
Deutsche Bank Financial
     02-05-01                                            6.50                 20,600,000            20,585,122
     07-10-01                                            5.32                 21,000,000            20,517,700
     07-17-01                                            5.34                 60,400,000            58,948,957
     07-27-01                                            5.37                 26,000,000            25,335,209
Dresdner US Finance
     04-09-01                                            5.45                 31,500,000            31,183,424
     04-24-01                                            5.49                 30,000,000            29,629,633
     06-18-01                                            5.44                 29,100,000            28,509,747
     06-25-01                                            5.34                 30,000,000            29,372,400
     07-09-01                                            5.30                 21,000,000            20,522,577
     07-25-01                                            5.36                 30,000,000            29,243,100
First Union
     05-18-01                                            5.90                 20,000,000(c)         20,000,000
First Union Natl Bank
     04-27-01                                            6.90                 20,000,000            20,000,000
Societe Generale North America
     04-02-01                                            6.22                 20,000,000            19,794,667
     06-07-01                                            5.37                 28,000,000            27,483,540
     07-05-01                                            5.37                 30,000,000            29,326,250
     07-09-01                                            5.34                 27,000,000            26,381,430
     07-10-01                                            5.31                 30,000,000            29,312,988
     07-11-01                                            5.42                 28,600,000            27,926,947
     07-23-01                                            5.36                 30,000,000            29,250,367
Westpac Capital
     07-23-01                                            5.31                 30,000,000            29,257,533
Total                                                                                            1,352,252,327

Broker dealers (17.4%)
Bear Stearns
     02-23-01                                            6.43                 31,000,000            30,878,756
     02-26-01                                            5.76                 25,000,000(c)         25,000,000
     03-07-01                                            6.38                 28,000,000            27,832,342
     03-09-01                                            6.41                 30,000,000            29,808,900
     03-16-01                                            6.37                 26,000,000            25,803,729
     03-23-01                                            6.39                 30,000,000            29,736,250
     03-28-01                                            6.31                 25,000,000            24,761,285
     05-17-01                                            5.56                 25,000,000            24,601,146
     05-22-01                                            5.57                 22,000,000            21,631,622
     06-28-01                                            5.38                 29,000,000            28,377,128
Goldman Sachs Group
     02-12-01                                            6.45                 31,000,000            30,938,999
     02-12-01                                            6.51                 32,900,000            32,834,656
     02-15-01                                            6.37                 22,300,000            22,244,931
     02-16-01                                            6.47                 30,000,000            29,919,375
     02-27-01                                            6.28                 28,600,000            28,470,903
     04-25-01                                            5.39                 17,300,000            17,087,806
     05-10-01                                            5.45                 20,000,000            19,707,633
     05-11-01                                            5.64                 25,000,000            24,618,438
     05-16-01                                            5.46                 18,800,000            18,508,078
     07-17-01                                            5.51                 30,000,000            29,257,150
Merrill Lynch
     02-05-01                                            6.55                 25,900,000            25,881,151
     02-06-01                                            6.57                 30,000,000            29,972,667
     02-09-01                                            6.57                 26,000,000            25,962,098
     02-13-01                                            6.50                 32,200,000            32,130,340
     02-16-01                                            6.43                 31,500,000            31,415,869
     04-12-01                                            5.54                  2,800,000             2,770,164
     04-20-01                                            5.46                 35,000,000            34,590,499
Morgan Stanley, Dean Witter, Discover & Co
     02-07-01                                            6.57                 24,000,000            23,973,760
     02-27-01                                            6.36                 25,000,000            24,885,708
     03-09-01                                            5.83                 14,100,000            14,018,220
     03-15-01                                            6.40                 30,000,000            29,777,750
     03-20-01                                            6.35                 30,000,000            29,753,250
     03-26-01                                            6.31                 26,000,000            25,760,764
     03-30-01                                            6.23                 27,500,000            27,231,348
     04-19-01                                            5.59                 12,500,000            12,352,417
     04-23-01                                            5.63                 27,200,000            26,859,728
Salomon Smith Barney
     02-12-01                                            6.53                 27,000,000            26,946,210
     02-14-01                                            6.48                 19,600,000            19,554,278
     02-15-01                                            6.48                 25,000,000            24,937,194
     02-15-01                                            6.52                  2,800,000             2,792,917
     04-05-01                                            5.40                 21,600,000            21,397,770
     04-06-01                                            5.61                 24,700,000            24,456,293
     04-11-01                                            5.49                 21,300,000            21,078,320
     04-24-01                                            5.47                 31,300,000            30,915,010
     05-10-01                                            5.44                 29,900,000            29,463,726
Total                                                                                            1,120,896,578

Commercial finance (1.4%)
CAFCO
     04-06-01                                            5.55                 12,000,000(b)         11,882,667
     04-10-01                                            5.56                 25,000,000(b)         24,740,278
     04-20-01                                            5.55                 27,000,000(b)         26,679,420
Ciesco LP
     03-22-01                                            6.18                 27,800,000            27,568,047
Total                                                                                               90,870,412

Communications equipment & services (3.3%)
BellSouth Telecommunications
     02-26-01                                            6.32                 28,200,000            28,076,821
Motorola
     02-23-01                                            6.32                 34,400,000            34,267,560
     02-28-01                                            6.45                 30,000,000            29,855,550
     03-07-01                                            6.40                 30,398,000            30,215,379
     03-08-01                                            6.42                 25,000,000            24,844,931
     03-21-01                                            6.31                 23,800,000            23,601,349
     04-02-01                                            6.24                 24,000,000            23,752,800
     04-25-01                                            6.25                 19,510,000            19,232,915
Total                                                                                              213,847,335

Energy (0.5%)
Chevron Transport
     05-09-01                                            5.42                 11,000,000            10,841,728
     06-27-01                                            5.34                 25,000,000(b)         24,469,736
Total                                                                                               35,311,464

Financial services (23.5%)
Amsterdam Funding
     03-01-01                                            6.33                 23,000,000(b)         22,887,300
     04-18-01                                            5.62                 27,000,000(b)         26,683,650
Associates Corp of North America
     02-02-01                                            6.57                 28,900,000            28,894,726
     02-07-01                                            6.53                 28,000,000            27,969,573
Caterpillar Financial Services
     03-19-01                                            6.30                 10,000,000             9,920,139
     03-23-01                                            6.31                 28,225,000            27,979,599
Charta
     02-12-01                                            6.48                 31,000,000(b)         30,938,715
     02-22-01                                            6.53                 30,000,000(b)         29,886,075
CIT Group Holdings
     01-18-02                                            5.82                 27,000,000(c)         27,000,000
     02-01-01                                            6.53                 27,000,000            27,000,000
     02-07-01                                            6.57                 25,000,000            24,972,667
     02-08-01                                            6.53                 26,100,000            26,066,911
     02-08-01                                            6.55                 26,800,000            26,765,919
     04-24-01                                            5.67                 20,000,000            19,744,889
     05-04-01                                            5.46                 24,500,000            24,163,152
Corporate Receivables
     04-10-01                                            5.53                 23,500,000(b)         23,257,193
     04-11-01                                            5.56                 40,000,000(b)         39,578,333
Delaware Funding
     02-07-01                                            6.49                 17,500,000(b)         17,481,100
     03-09-01                                            6.31                  2,000,000(b)          1,987,460
     03-12-01                                            6.42                 18,000,000(b)         17,875,590
     04-24-01                                            5.47                 27,800,000            27,458,060
Edison Asset Securitization
     02-06-01                                            6.54                 27,000,000(b)         26,975,513
     03-06-01                                            5.68                  8,000,000(b)          7,958,567
     04-23-01                                            5.58                 10,200,000(b)         10,073,546
Enterprise Funding
     02-14-01                                            6.58                  9,672,000(b)          9,649,088
     02-28-01                                            6.46                 14,000,000(b)         13,932,485
     03-19-01                                            6.38                 23,562,000(b)         23,371,423
Falcon Asset
     02-05-01                                            6.55                 17,305,000(b)         17,292,406
     02-15-01                                            6.47                 24,500,000(b)         24,438,546
     06-15-01                                            5.39                 12,020,000(b)         11,783,767
     06-22-01                                            5.39                  7,190,000(b)          7,041,311
GMAC
     02-02-01                                            6.51                 28,000,000            27,994,937
     04-12-01                                            5.55                 33,000,000            32,647,724
     04-30-01                                            5.42                 30,000,000            29,607,667
     04-30-01                                            5.46                 30,000,000            29,604,733
     05-03-01                                            5.45                 15,400,000            15,190,569
Household Finance
     02-13-01                                            6.45                 31,000,000            30,933,453
     02-13-01                                            6.51                 32,200,000            32,130,233
John Deere Capital
     02-05-01                                            6.55                 30,000,000            29,978,167
     03-07-01                                            6.30                 25,000,000            24,852,194
Paccar Financial
     02-16-01                                            6.45                 18,000,000            17,951,775
     02-20-01                                            6.45                 10,000,000             9,966,064
     02-22-01                                            6.53                 21,700,000            21,617,594
     03-06-01                                            6.31                 16,000,000            15,908,040
     03-23-01                                            6.27                 10,550,000            10,458,860
     03-23-01                                            6.28                  8,300,000             8,228,182
     03-26-01                                            6.30                  8,000,000             7,926,507
     03-29-01                                            6.25                  6,200,000             6,140,301
     03-29-01                                            6.26                  5,800,000             5,744,062
Park Avenue Receivables
     03-01-01                                            5.57                 30,000,000(b)         29,870,500
Preferred Receivables
     02-02-01                                            6.57                 21,000,000(b)         20,996,168
     03-13-01                                            5.53                 15,400,000(b)         15,305,889
Receivables Capital
     02-16-01                                            6.48                 22,000,000(b)         21,940,783
     03-12-01                                            6.44                 11,339,000(b)         11,260,383
     03-15-01                                            6.41                 18,000,000(b)         17,866,440
     04-17-01                                            5.65                 12,000,000(b)         11,860,500
Sheffield Receivables
     02-02-01                                            6.50                 21,900,000(b)         21,896,046
     02-02-01                                            6.56                 12,250,000(b)         12,247,768
     02-26-01                                            6.41                 14,000,000(b)         13,937,972
     03-14-01                                            6.45                 15,000,000(b)         14,890,667
Variable Funding Capital
     04-13-01                                            5.56                 27,800,000(b)         27,498,447
     04-17-01                                            5.45                 22,000,000(b)         21,752,958
     07-16-01                                            5.48                 15,000,000(b)         14,632,188
Verizon Global Funding
     02-15-01                                            6.54                 13,000,000            12,967,038
     02-16-01                                            6.54                 16,100,000            16,056,262
     02-23-01                                            6.54                  7,400,000             7,370,560
     02-26-01                                            6.53                 17,300,000            17,221,910
     03-02-01                                            6.28                 24,100,000            23,978,663
     03-06-01                                            6.30                  3,000,000             2,982,785
Verizon Network Funding
     02-06-01                                            6.49                  7,291,000             7,284,438
     02-21-01                                            6.44                 27,000,000            26,903,700
     02-21-01                                            6.45                 24,700,000            24,611,766
     02-27-01                                            6.43                 25,000,000            24,884,444
     03-13-01                                            6.36                 26,000,000            25,817,422
Windmill Funding
     03-02-01                                            6.28                 23,000,000(b)         22,884,201
     03-08-01                                            5.63                  9,700,000(b)          9,647,189
     03-16-01                                            5.56                 15,400,000(b)         15,298,463
Total                                                                                            1,511,774,315

Food (2.9%)
Cargill
     07-06-01                                            5.41                 30,000,000(b)         29,316,708
     07-06-01                                            5.46                 23,800,000(b)         23,253,823
Cargill Global Funding
     06-08-01                                            5.36                 30,400,000(b)         29,835,894
Heinz (HJ)
     02-28-01                                            6.47                 37,100,000            36,920,808
     03-02-01                                            6.33                 13,200,000            13,133,010
     03-07-01                                            6.22                 13,500,000            13,421,205
Sysco
     03-05-01                                            6.39                 19,500,000(b)         19,389,933
     03-14-01                                            6.39                 20,685,000(b)         20,535,643
Total                                                                                              185,807,024

Health care (1.2%)
Glaxo Wellcome PLC
     04-10-01                                            5.48                 30,000,000(b)         29,692,866
     05-02-01                                            5.30                 25,000,000(b)         24,673,125
Johnson & Johnson
     02-14-01                                            6.29                 21,000,000(b)         20,952,377
Total                                                                                               75,318,368

Household products (1.2%)
Colgate-Palmolive
     03-08-01                                            6.24                 19,000,000(b)         18,885,472
Kimberly-Clark
     02-26-01                                            6.40                 32,200,000(b)         32,057,560
     07-13-01                                            5.51                 26,100,000(b)         25,468,119
Total                                                                                               76,411,151

Industrial equipment & services (1.0%)
Caterpillar
     02-09-01                                            6.46                 12,500,000(b)         12,482,083
Deere & Co
     02-13-01                                            6.47                 30,000,000            29,935,401
     02-23-01                                            6.43                 25,000,000            24,902,222
Total                                                                                               67,319,706

Insurance (2.4%)
American General
     02-09-01                                            6.54                 22,000,000            21,968,076
American General Finance
     02-14-01                                            6.42                 30,000,000            29,930,558
     02-15-01                                            6.45                 31,500,000            31,421,232
     03-02-01                                            6.38                 18,000,000            17,907,925
     05-01-01                                            5.61                 27,500,000            27,124,037
     05-11-01                                            5.43                 27,500,000            27,095,406
Total                                                                                              155,447,234

Media (1.2%)
Gannett
     02-05-01                                            6.52                 29,000,000(b)         28,978,991
     02-09-01                                            6.52                 29,000,000            28,958,047
     02-22-01                                            6.45                 21,100,000(b)         21,020,857
Total                                                                                               78,957,895

Metals (0.1%)
Alcoa
     02-20-01                                            6.43                  8,400,000             8,371,582

Miscellaneous (1.6%)
CXC
     02-12-01                                            6.58                 27,000,000(b)         26,945,798
     02-21-01                                            6.39                  9,000,000(b)          8,968,150
     05-02-01                                            5.42                 28,000,000(b)         27,625,500
Fleet Funding
     02-28-01                                            5.67                  9,200,000             9,161,015
USAA Capital
     05-08-01                                            5.45                 29,200,000            28,781,856
Total                                                                                              101,482,319

Multi-industry conglomerates (2.9%)
GE Capital Intl Funding
     02-06-01                                            6.55                 23,000,000(b)         22,979,108
     02-09-01                                            6.52                 26,000,000(b)         25,962,387
     03-06-01                                            6.41                 20,000,000(b)         19,883,217
     05-22-01                                            5.41                 30,000,000(b)         29,512,332
     05-25-01                                            5.37                 30,000,000(b)         29,502,800
     06-21-01                                            5.48                 23,800,000(b)         23,302,977
General Electric Capital
     02-06-01                                            6.54                  5,600,000             5,594,921
     02-08-01                                            6.52                 27,000,000            26,965,823
Total                                                                                              183,703,565

Retail (0.1%)
Target
     03-09-01                                            5.60                  3,694,000             3,673,424

Utilities -- electric (2.0%)
Alabama Power
     04-05-01                                            5.55                 20,400,000            20,203,650
Duke Energy
     02-22-01                                            6.37                 22,200,000            22,117,768
Natl Rural Utilities Cooperative Finance
     05-24-01                                            5.41                 16,300,000            16,030,217
UBS Finance (Delaware)
     03-02-01                                            6.29                 30,000,000            29,848,716
     03-05-01                                            6.21                 26,000,000            25,857,173
     06-06-01                                            5.38                 18,100,000            17,768,167
Total                                                                                              131,825,691

Utilities -- telephone (0.5%)
SBC Communications
     02-20-01                                            6.38                 30,000,000(b)         29,899,300
Total commercial paper
(Cost: $5,766,854,770)                                                                          $5,766,854,770

Letters of credit (1.8%)
Issuer                                                Annualized               Amount              Value(a)
                                                     yield on date           payable at
                                                      of purchase             maturity
Bank of America-
AES Hawaii
     02-06-01                                            6.51%               $19,400,000           $19,382,486
     02-16-01                                            6.47                  2,425,000             2,418,483
Bank of America-
AES Shady Point
     02-07-01                                            6.54                 20,000,000            19,978,233
     02-08-01                                            6.54                 28,000,000            27,964,448
     04-06-01                                            5.40                 11,800,000            11,687,769
Toronto Dominion Bank-
Presbyterian Healthcare Services
     03-08-01                                            5.81                 35,000,000            34,803,319
Total letters of credit
(Cost: $116,234,738)                                                                              $116,234,738

Total investments in securities
(Cost: $6,422,989,508)(d)                                                                       $6,422,989,508


See accompanying notes to investments in securities.


Notes to investments in securities

(a)Securities are valued by procedures described in Note 1 to the financial statements.

(b)Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c)Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2001.

(d)Also represents the cost of securities for federal income tax purposes at Jan. 31, 2001.

American
   Express
Funds

AXP Cash Management Fund
70100 AXP Financial Center
Minneapolis, MN 55474

TICKER SYMBOL
Class A: IDSXX  Class B: ACBXX
Class C: N/A    Class Y: IDYXX
                                                         PRSRT STD AUTO
                                                          U.S. POSTAGE
                                                              PAID
                                                            AMERICAN
                                                             EXPRESS


                                                                 S-6322 P (3/01)
This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD.
American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.